Organization - Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE (Details)	12 Months Ended
Dec. 31, 2022
QD Data Limited ("Qudian HK")
Organization
Place of incorporation	Hong Kong (“HK”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
QD Technologies Limited ("Qudian BVI")
Organization
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding, research and development
Qudian Inc. Equity Incentive Trust ("Share Based Payment Trust")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	0.00%
Principal activities	Employee benefits
Qufenqi (HK) Limited ("Qufenqi HK")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service
Qu Plus Plus Inc. ("Qu Plus Plus")
Organization
Place of incorporation	Cayman Islands
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qu Plus Plus Limited ("Qu Plus Plus BVI")
Organization
Place of incorporation	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qu Plus (HK) Limited ("Qu Plus HK")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Youxiang Time Technology Service Co., Ltd. ("Xiamen Youxiang Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service, research and development
Beijing Happy Time Technology Development Co., Ltd. ("Beijing Happy Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. ("Ganzhou Qudian")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development service, sale of products and educational services
Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products